Net Deferred Tax Position - Additional information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax expense (income) [Abstract]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 16,800	€ 25,200	€ 23,900
Total deferred tax assets for tax loss carryforwards	1,346	1,502	1,721
Unused tax losses for which no deferred tax asset recognised	287	431	559
Deferred tax assets not recognized as future recovery not probable	€ 302	€ 561	€ 666